LONG-TERM DEBT - Long-Term Debt Activity (Details) $ in Millions, $ in Millions		1 Months Ended						12 Months Ended
	Apr. 03, 2023 CAD ($)	Feb. 29, 2024 CAD ($)	Feb. 29, 2024 USD ($)	Jan. 31, 2024 CAD ($)	Nov. 30, 2023 CAD ($)	Sep. 30, 2023 CAD ($)	Apr. 30, 2023 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Net (repayment) issuance of long-term debt								$ (1,103)		$ 5,040
Long-term debt, beginning of year				$ 40,855				40,855		31,733
Long-term debt assumed								0		4,526
Deferred government grant liability								(39)		0
Loss (gain) on foreign exchange								2,094		(549)
Deferred transaction costs incurred								(52)		(31)
Amortization of deferred transaction costs								141		136
Long-term debt, end of year								41,896		40,855
Current portion of long-term debt								3,696		1,100
Long-term debt								38,200		39,755
Shaw Communications Inc.
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt	$ 6,000
Repayment of long-term debt				$ 500	$ 500
Amortization of deferred transaction costs	24
Borrowings recognised as of acquisition date	$ 4,550						$ 4,550
Bank credit facilities
Disclosure of detailed information about borrowings [line items]
Net (repayment) issuance of long-term debt								64		7
Bank Credit Facilities, Canadian Portion
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt								64		0
Bank Credit Facilities, US Portion
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt								$ 0	$ 0	$ 301	$ 220
Exchange rate on proceeds from non-current borrowings								0	0	1.368	1.368
Repayment of long-term debt								$ 0	$ 0	$ 294	$ 220
Exchange rate on repayments of non-current borrowings								0	0	1.336	1.336
Senior notes
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt						$ 2,980		$ 3,367		$ 3,000
Repayment of long-term debt								1,100		2,354
Net (repayment) issuance of long-term debt								2,267		646
Senior Notes, Canadian Portion
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt								0		3,000
Repayment of long-term debt								1,100		500
Senior Notes, US Portion | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt								$ 3,367		$ 0
Exchange rate on proceeds from non-current borrowings								1.347	1.347	0	0
Repayment of long-term debt								$ 0	$ 0
Exchange rate on repayments of non-current borrowings								0	0	1.373	1.373
Principal amount												$ 2,500	$ 0
Subordinated Notes Due 2081 | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt										$ 1,854	$ 1,350
Unsecured Non-Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt								$ 64
Deferred government grant liability								(39)
Term Loan Facilities, US Portion
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt								18	$ 8	$ 6,082	$ 4,506
Exchange rate on proceeds from non-current borrowings										1.350	1.350
Repayment of long-term debt								$ 3,452	$ 2,553	$ 1,695	$ 1,265
Exchange rate on repayments of non-current borrowings								1.352	1.352	1.340	1.340
Term Loan Facilities
Disclosure of detailed information about borrowings [line items]
Net (repayment) issuance of long-term debt								$ (3,434)		$ 4,387
Term Loan Facilities | Shaw Communications Inc.
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt			$ 2,500				$ 6,000
Repayment of long-term debt		$ 3,400